Stock Based Compensation	12 Months Ended
Dec. 31, 2022
31. Stock-Based Compensation
Stock-based Compensation
31.

STOCK-BASED COMPENSATION
Employee Common Share Purchase Plan and Common Shareholders Dividend
Reinvestment and Share Purchase Plan
Eligible employees may participate in Emera’s Employee Common Share Purchase Plan. As of
December 31, 2022, the plan allows employees to make cash contributions of a minimum of $25 to a maximum of $20,000 CAD or $15,000 USD per year for the purpose of purchasing common shares of
Emera. The Company also contributes 20 per cent of the employees’ contributions to the plan.
The plan allows the reinvestment of dividends for all participants except for where it is prohibited by law.
The maximum aggregate number of Emera common shares reserved for issuance under this plan is 7 million common shares. As at December 31, 2022, Emera is in compliance with this requirement.
Compensation cost for shares issued under the Employee Common Share Purchase Plan for the year ended December 31, 2022 was $ 3

million (2021 – $
3

million) and is included in OM&G on the
Consolidated Statements of Income.

The Company also has a Common Shareholders Dividend Reinvestment and Share Purchase Plan
(“Dividend Reinvestment Plan”), which provides an opportunity for shareholders to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased in connection with the reinvestment of cash dividends. The discount was 2 per cent in 2022.
Stock-Based Compensation Plans
Stock Option Plan
The Company has a stock option plan that grants options to senior management of the Company for a maximum term of 10 years. The option price of the stock options is the closing price of the Company’s common shares on the Toronto Stock Exchange on the last business day on which such shares were traded before the date on which the option is granted. The maximum aggregate number of shares issuable under this plan is 14.7 million shares. As at December 31, 2022, Emera is in compliance with this requirement.
Stock options granted in 2021 and prior vest in 25 per cent increments on the first, second, third and fourth anniversaries of the date of the grant. Stock options granted in 2022 vest in 20 per cent increments on the first, second, third, fourth and fifth anniversaries of the date of the grant. If an option is not exercised within 10 years, it expires and the optionee loses all rights thereunder. The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued. The total number of stocks to be optioned to any optionee shall not exceed five per cent of the issued and outstanding common stocks on the date the option is granted.
For stock options granted in 2021 and prior, unless a stock option has expired, vested options may be exercised within the 27 months

following the option holders date of retirement, six months following a termination without just cause or death, and within sixty days following the date of termination for just
cause or resignation. Commencing with the 2022 stock option grant, vested options may be exercised during the full term of the option following the option holders date of retirement, six months following a termination without just cause or death, and within sixty days following the date of termination for just cause or resignation. If stock options are not exercised within such time, they expire.
The Company uses the Black-Scholes valuation model to estimate the compensation expense related to its stock-based compensation and recognizes the expense over the vesting period on a straight-line basis.

The following table shows the weighted average fair values per stock option along with the assumptions incorporated into the valuation models for options granted, for the year-ended December 31:
2022 2021
Weighted average fair value per option $ 5.35 $ 3.63
Expected term
(1)
5

years
5

years
Risk-free interest rate
(2)

1.79%

0.60%
Expected dividend yield
(3)

4.55%

5.00%
Expected volatility
(4)

18.87%

19.14%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time
that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.
The following table summarizes stock option information for 2022:
Total Options Non-Vested Options
(1)
Number of
Options

Weighted
average exercise
price per share
Number of
Options
Weighted
average grant
date fair-value
Outstanding as at December 31, 2021 2,590,304 $ 48.48 1,452,475 $ 3.18
Granted

467,100 58.26 467,100 5.35
Exercised (203,525) 43.87 N/A N/A
Vested N/A N/A (571,175) 2.83
Options outstanding December 31, 2022 2,853,879 $ 50.41 1,348,400 $ 4.08
Options exercisable December 31, 2022
(2)(3)
1,505,479 $ 46.59
(1) As at December 31, 2022, there was $ 4

million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 3 years (2021 – $
3

million,
3

years).
(2) As at December 31, 2022, the weighted average remaining term of vested options was 5 years with an aggregate intrinsic value of
$ 10

million (2021 –
6

years, $
21

million).
(3) As at December 31, 2022, the fair value of options that vested in the year was $ 2 million (2021 – $
1

million).
Compensation cost recognized for stock options for the year ended December 31, 2022 was $ 2 million
(2021 – $ 2

million), which is included in OM&G on the Consolidated Statements of Income.

As at December 31, 2022, cash received from option exercises was $ 9 million (2021 – $
14

million). The
total intrinsic value of options exercised for the year ended December 31, 2022 was $ 4 million (2021 – $
6
million). The range of exercise prices for the options outstanding as at December 31, 2022 was $ 32.35 to
$ 60.03

(2021 – $
32.35

to $
60.03 ).
Share Unit Plans
The Company has DSU, PSU and RSU plans. The plans and the liabilities are marked-to-market at the end of each period based on an average common share price at the end of the period.
Deferred Share Unit Plans

Under the Directors’ DSU plan, Directors of the Company may elect to receive all or any portion of their compensation in DSUs in lieu of cash compensation, subject to requirements to receive a minimum portion of their annual retainer in DSUs. Directors’ fees are paid on a quarterly basis and, at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one
Emera common share. When a dividend is paid on Emera’s common shares, the Director’s DSU account is credited with additional DSUs. DSUs cannot be redeemed for cash until the Director retires, resigns or otherwise leaves the Board. The cash redemption value of a DSU equals the market value of a common share at the time of redemption, pursuant to the plan. Following retirement or resignation from the Board, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of
DSUs in the participant’s account by Emera’s closing common share price on the date DSUs are redeemed.
Under the executive and senior management DSU plan, each participant may elect to defer all or a percentage of their annual incentive award in the form of DSUs with the understanding, for participants who are subject to executive share ownership guidelines, a minimum of 50 per cent of the value of their actual annual incentive award (25 per cent in the first year of the program) will be payable in DSUs until the applicable guidelines are met.
When short-term incentive awards are determined, the amount elected is converted to DSUs, which have a value equal to the market price of an Emera common share. When a dividend is paid on Emera’s common shares, each participant’s DSU account is allocated additional DSUs equal in value to the dividends paid on an equivalent number of Emera common shares. Following termination of employment or retirement, and by December 15 of the calendar year after termination or retirement, the value of the
DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Payments are made in cash.
In addition, special DSU awards may be made from time to time by the Management Resources and
Compensation Committee (“MRCC”), to selected executives and senior management to recognize singular achievements or by achieving certain corporate objectives.
A summary of the activity related to employee and director DSUs for the year ended December 31, 2022 is presented in the following table:
Employee
DSU
Weighted
Average
Grant Date
Fair Value
Director

DSU
Weighted
Average
Grant Date
Fair Value
Outstanding as at December 31, 2021 610,601 $ 39.22 614,365 $ 43.80
Granted including DRIP 76,252 52.42 104,465 57.89
Exercised (59,630) 31.57 (54,572) 46.04
Outstanding and exercisable as at December 31, 2022 627,223 $ 41.55 664,258 $ 45.83
Compensation cost recovery recognized for employee and director DSU’s for the year ended December
31, 2022 was $ 6

million (2021 – $
9

million expense). Tax

expense related to this compensation cost
recovery for share units realized for the year ended December 31, 2022 was $ 2 million (2021 – $
3

million
tax recovery). The aggregate intrinsic value of the outstanding shares for the year ended December 31,
2022 for employees was $ 33

million (2021 – $
39

million). The aggregate intrinsic value of the outstanding
shares for the year ended December 31, 2022 for directors was $ 34 million (2021 – $
39

million). Cash
payments made during the year ended December 31, 2021 associated with the DSU plan was $ 8 million
(2021 – $ 11

million).
Performance Share Unit Plan

Under the PSU plan, certain executive and senior employees are eligible for long-term incentives payable through the PSU plan. PSUs are granted annually for
three
-year overlapping performance cycles,
resulting in a cash payment. PSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional PSUs. The PSU value varies according to the Emera common share market price and corporate performance.
PSUs vest at the end of the
three
-year cycle and the payouts will be calculated and approved by the
MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios.
A summary of the activity related to employee PSUs for the year ended December 31, 2022 is presented in the following table:
Employee PSU
Weighted Average
Grant Date Fair Value Aggregate intrinsic value
Outstanding as at December 31, 2021 951,935 $ 48.60 $ 66
Granted including DRIP 242,462 59.30
Exercised (357,960) 42.85
Forfeited (145,991) 44.28
Outstanding as at December 31, 2022 690,446 $ 56.24 $ 40
Compensation cost recognized for the PSU plan for the year ended December 31, 2022 was $ 18 million
(2021 – $ 12

million). Tax

benefits related to this compensation cost for share units realized for the year ended December 31, 2022 were $ 5

million (2021 – $
3

million). Cash payments made during the year
ended December 31, 2021 associated with the PSU plan was $ 24 million (2021 – $
29

million).
Restricted Share Unit Plan

Under the RSU plan, certain executive and senior employees are eligible for long-term incentives payable through the RSU plan. RSUs are granted annually for
three
-year overlapping performance cycles,
resulting in a cash payment. RSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional RSUs. The RSU value varies according to the Emera common share market price.
RSUs vest at the end of the
three
-year cycle and the payouts will be calculated and approved by the
MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios.
A summary of the activity related to employee RSUs for the year ended December 31, 2022 is presented in the following table:
Employee RSU
Weighted Average
Grant Date Fair Value Aggregate intrinsic value
Outstanding as at December 31, 2021 343,952 $ 54.64 $ 24
Granted including DRIP 180,426 59.30
Exercised (134) 54.63
Forfeited (15,776) 56.08
Outstanding as at December 31, 2022 508,468 $ 56.25 $ 30
Compensation cost recognized for the RSU plan for the year ended December 31, 2022 was $ 9 million
(2021 – $ 8

million). Tax

benefits related to this compensation cost for share units realized for the year ended December 31, 2022 were $ 2

million (2021 – $
2

million). Cash payments made during the year
ended December 31, 2022 associated with the RSU plan was nil

(2021–
nil ).